LAND USE RIGHTS, NET - Additional information (Details) - Land use rights ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Expected amortization expense
2020	¥ 28
2021	28
2022	28
2023	28
2024	28
2025 and thereafter	¥ 1,054